SCHEDULE OF DEPOSITS PAID (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits Paid Net
Deposits paid (including $1,557,900 and $1,628,511 to related parties as of September 30, 2023 and December 31, 2022, respectively)	$ 2,258,234	$ 2,365,652	$ 2,306,160
Less: Allowance for doubtful accounts (including $1,034,604 and $870,066 to related parties as of September 30, 2023 and December 31, 2022, respectively)	(1,652,625)	(1,244,350)
Deposits paid, net	$ 605,609	$ 1,121,302	$ 2,306,160